Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed
CB Series 2	€1,500,000,000	1.3909	$2,086,350,000	January 22, 2020	0.25%	Fixed
CB Series 3	£325,000,000	1.8390	$597,675,000	January 29, 2018	3m GBP LIBOR +19bps	Floating

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$4,199,025,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$5,583,100,000

Total Covered Bond Outstanding			$9,782,125,000

Total Outstanding OSFI Covered Bond Limit			22,678,460,000

Weighted average maturity of Outstanding Covered Bonds (months)			53.24

Weighted average remaining term of Loans in Cover Pool (months)			24.05

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of each series. The Coupon Rate specified in respect of each series applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of each series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms of each series.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test

(Applicable to Hard Bullet Covered Bonds)
Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:       Nil

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$4,199,025,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$5,400,385,348		A (i)		5,775,813,206
B = Principal receipts not applied	-		A (ii)		5,400,385,348
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$5,400,385,348

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$4,233,839,361

A = Lesser of i) Present value of outstanding loan balance of Performing	5,820,253,615
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		5,820,253,615
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		10,123,242,704
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$5,820,253,615

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.74%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$4,494,097,797
Demand Loan	1,445,432,903

Total	$5,939,530,700

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
January 31, 2015	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	154,854,414	209,007,238
Proceeds for sale of Loans
Revenue Receipts	16,094,231	17,632,060
Swap Receipts	5,035,384	5,068,478
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee	297,604
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(9,427,022)	(9,437,842)
Intercompany Loan principal	(202,554,900)	(193,484,000)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(60)	(48)
Profit Distribution to Partners	-	(104,021)

Net inflows/(outflows)	(35,700,348)	28,681,864

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	5,946,002,407
Aggregate Outstanding Balance	$5,782,300,345
Number of Loans	29,830
Average Loan Size	$193,842
Number of Primary Borrowers	29,133
Number of Properties	29,830
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	61.53%			54.85%
Weighted Average Authorized LTV	69.92%			62.05%
Weighted Average Original LTV	69.92%
Weighted Average Seasoning	32.26	(Months	)
Weighted Average Coupon	3.09%
Weighted Average Original Term	56.31	(Months	)
Weighted Average Remaining Term	24.05	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	29,734	99.68	$5,761,026,465	99.63
30 - 59 days past due	48	0.16	$10,399,563	0.18
60 - 89 days past due	21	0.07	$4,387,178	0.08
90 or more days past due	27	0.09	$6,487,139	0.11

Grand Total	29,830	100.00	$5,782,300,345	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	3,463	11.61	$763,373,462	13.20
British Columbia	3,387	11.35	$810,653,671	14.02
Manitoba	534	1.79	$80,542,885	1.39
New Brunswick	600	2.01	$68,259,555	1.18
Newfoundland	758	2.54	$114,245,693	1.98
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,060	3.55	$164,280,877	2.84
Ontario	12,677	42.50	$2,555,780,050	44.20
Prince Edward Island	195	0.65	$25,596,095	0.44
Quebec	6,553	21.97	$1,097,230,390	18.98
Saskatchewan	603	2.02	$102,337,667	1.77
Yukon Territories	-	-	$-	-

Grand Total	29,830	100.00	$5,782,300,345	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	669	2.24	$117,311,721	2.03
600 - 650	1,067	3.58	$227,288,934	3.93
651 - 700	3,159	10.59	$682,372,981	11.80
701 - 750	6,592	22.10	$1,414,262,094	24.46
751 - 800	11,976	40.15	$2,327,487,799	40.25
801 and Above	6,367	21.34	$1,013,576,816	17.53

Grand Total	29,830	100.00	$5,782,300,345	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	27,006	90.53	$5,141,625,995	88.92
Variable	2,824	9.47	$640,674,350	11.08

Grand Total	29,830	100.00	$5,782,300,345	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	29,830	100.00	$5,782,300,345	100.00

Grand Total	29,830	100.00	$5,782,300,345	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	24,882	83.41	$4,702,582,067	81.33
Non-Owner Occupied	4,948	16.59	$1,079,718,278	18.67

Grand Total	29,830	100.00	$5,782,300,345	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	28,643	96.02	$5,629,506,896	97.36
4.00 - 4.49	879	2.95	$112,883,462	1.95
4.50 - 4.99	227	0.76	$28,639,077	0.50
5.00 - 5.49	68	0.23	$9,932,983	0.17
5.50 - 5.99	13	0.04	$1,337,926	0.02
6.00 - 6.49	-	-	$-	-
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	29,830	100.00	$5,782,300,345	100.00

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,552	11.91	$225,969,465	3.91
20.01 - 25.00	1,521	5.10	$162,917,106	2.82
25.01 - 30.00	1,656	5.55	$214,773,468	3.71
30.01 - 35.00	1,762	5.91	$258,652,569	4.47
35.01 - 40.00	1,637	5.49	$268,983,821	4.65
40.01 - 45.00	1,690	5.67	$305,597,154	5.29
45.01 - 50.00	1,780	5.97	$365,160,221	6.32
50.01 - 55.00	1,959	6.57	$450,704,393	7.79
55.01 - 60.00	2,443	8.19	$608,916,989	10.53
60.01 - 65.00	3,454	11.58	$891,096,425	15.41
65.01 - 70.00	5,662	18.98	$1,369,048,493	23.68
70.01 - 75.00	2,215	7.43	$533,469,330	9.23
75.01 - 80.00	499	1.67	$127,010,911	2.20
80.01 and Above	-	-	$-	-

Grand Total	29,830	100.00	5,782,300,345	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	7,130	23.90	$1,218,105,188	21.07
12 - 17	3,053	10.23	$559,294,491	9.67
18 - 24	1,943	6.51	$401,738,189	6.95
25 - 30	6,414	21.50	$1,245,717,215	21.54
31 - 36	10,301	34.53	$2,179,271,023	37.69
37 - 42	931	3.12	$168,495,361	2.91
43 - 48	58	0.19	$9,678,877	0.17
49 - 54	-	-	$-	-
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	29,830	100.00	$5,782,300,345	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	7,539	25.27	$475,432,594	8.22
100,000 - 199,999	11,143	37.36	$1,657,900,253	28.67
200,000 - 299,999	6,634	22.24	$1,616,473,436	27.96
300,000 - 399,999	2,551	8.55	$870,105,276	15.05
400,000 - 499,999	976	3.27	$432,634,742	7.48
500,000 - 599,999	450	1.51	$244,086,014	4.22
600,000 - 699,999	187	0.63	$119,996,390	2.08
700,000 - 799,999	116	0.39	$86,356,958	1.49
800,000 - 899,999	62	0.21	$52,952,576	0.92
900,000 - 999,999	37	0.12	$34,667,394	0.60
1,000,000 - 1,499,999	93	0.31	$110,688,705	1.91
1,500,000 - 2,000,000	28	0.09	$48,184,378	0.83
2,000,000 - 3,000,000	14	0.05	$32,821,628	0.57
3,000,000 and Above	-	-	$-	-

	29,830	100.00	$5,782,300,345	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	4,822	16.16	$828,493,996	14.33
Multi-Residential	1,645	5.51	$385,997,992	6.68
Single Family	21,599	72.41	$4,236,032,578	73.26
Townhouse	1,764	5.91	$331,775,779	5.74

Grand Total	29,830	100.00	5,782,300,345	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$25,211,648	$-	$-	$-	$25,211,648
	20.01 - 25	$19,266,449	$-	$-	$-	$19,266,449
	25.01 - 30	$24,548,668	$-	$-	$-	$24,548,668
	30.01 - 35	$27,213,302	$-	$-	$-	$27,213,302
	35.01 - 40	$33,842,611	$-	$-	$-	$33,842,611
	40.01 - 45	$39,797,381	$-	$-	$-	$39,797,381
	45.01 - 50	$52,187,137	$676,484	$-	$152,875	$53,016,495
	50.01 - 55	$67,661,377	$-	$-	$-	$67,661,377
	55.01 - 60	$99,463,749	$138,890	$-	$550,308	$100,152,948
	60.01 - 65	$169,066,308	$144,289	$-	$-	$169,210,597
	65.01 - 70	$184,871,687	$-	$-	$-	$184,871,687
	70.01 - 75	$18,580,299	$-	$-	$-	$18,580,299
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		761,710,617	959,663	-	703,183	763,373,462

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and Below	$43,837,072	$-	$-	$77,829	$43,914,901
	20.01 - 25	$30,668,726	$-	$-	$-	$30,668,726
	25.01 - 30	$35,210,538	$-	$-	$-	$35,210,538
	30.01 - 35	$43,925,767	$501,699	$-	$-	$44,427,466
	35.01 - 40	$40,825,151	$-	$-	$127,578	$40,952,729
	40.01 - 45	$45,205,703	$-	$238,888	$-	$45,444,591
	45.01 - 50	$58,059,292	$-	$-	$-	$58,059,292
	50.01 - 55	$80,160,773	$559,642	$-	$655,291	$81,375,707
	55.01 - 60	$74,049,392	$486,788	$-	$-	$74,536,179
	60.01 - 65	$105,362,121	$-	$-	$-	$105,362,121
	65.01 - 70	$177,732,440	$1,111,218	$-	$-	$178,843,659
	70.01 - 75	$62,156,559	$436,087	$-	$512,169	$63,104,816
	75.01 - 80	$8,752,948	$-	$-	$-	$8,752,948
	80.01 and Above	$-	$-	$-	$-	$-

		805,946,482	3,095,434	238,888	1,372,867	810,653,671

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and Below	$2,727,949	$-	$-	$-	$2,727,949
	20.01 - 25	$2,428,347	$-	$-	$-	$2,428,347
	25.01 - 30	$3,474,113	$-	$-	$-	$3,474,113
	30.01 - 35	$3,027,108	$-	$-	$-	$3,027,108
	35.01 - 40	$3,270,847	$-	$-	$-	$3,270,847
	40.01 - 45	$3,136,073	$-	$-	$-	$3,136,073
	45.01 - 50	$5,230,728	$-	$-	$-	$5,230,728
	50.01 - 55	$6,897,783	$-	$-	$-	$6,897,783
	55.01 - 60	$6,448,292	$-	$-	$-	$6,448,292
	60.01 - 65	$9,253,498	$-	$-	$-	$9,253,498
	65.01 - 70	$14,511,711	$-	$-	$-	$14,511,711
	70.01 - 75	$19,958,635	$-	$177,801	$-	$20,136,436
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		80,365,083	-	177,801	-	80,542,885

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and Below	$2,805,283	$-	$-	$-	$2,805,283
	20.01 - 25	$1,306,639	$-	$-	$-	$1,306,639
	25.01 - 30	$1,744,776	$-	$-	$-	$1,744,776
	30.01 - 35	$2,484,427	$-	$67,874	$48,568	$2,600,869
	35.01 - 40	$3,058,562	$-	$-	$-	$3,058,562
	40.01 - 45	$3,784,132	$-	$-	$-	$3,784,132
	45.01 - 50	$3,581,866	$-	$-	$-	$3,581,866
	50.01 - 55	$4,543,570	$-	$-	$-	$4,543,570
	55.01 - 60	$4,896,325	$-	$-	$-	$4,896,325
	60.01 - 65	$11,997,211	$-	$174,577	$-	$12,171,789
	65.01 - 70	$25,195,638	$201,786	$-	$-	$25,397,423
	70.01 - 75	$2,219,305	$-	$149,014	$-	$2,368,319
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		67,617,735	201,786	391,466	48,568	68,259,555

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and Below	$1,769,117	$-	$-	$-	$1,769,117
	20.01 - 25	$1,258,530	$-	$-	$-	$1,258,530
	25.01 - 30	$2,939,148	$-	$-	$-	$2,939,148
	30.01 - 35	$2,763,634	$-	$-	$-	$2,763,634
	35.01 - 40	$3,299,057	$-	$-	$-	$3,299,057
	40.01 - 45	$3,381,713	$173,063	$-	$-	$3,554,776
	45.01 - 50	$5,031,319	$-	$-	$-	$5,031,319
	50.01 - 55	$7,375,576	$-	$-	$162,014	$7,537,590
	55.01 - 60	$9,727,105	$-	$-	$-	$9,727,105
	60.01 - 65	$11,971,819	$127,324	$-	$-	$12,099,143
	65.01 - 70	$54,667,733	$-	$-	$-	$54,667,733
	70.01 - 75	$9,598,539	$-	$-	$-	$9,598,539
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		113,783,292	300,387	-	162,014	114,245,693

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and Below	$3,335,516	$-	$-	$-	$3,335,516
	20.01 - 25	$2,613,218	$-	$-	$-	$2,613,218
	25.01 - 30	$5,117,046	$-	$-	$-	$5,117,046
	30.01 - 35	$4,536,540	$-	$-	$-	$4,536,540
	35.01 - 40	$5,433,782	$-	$-	$-	$5,433,782
	40.01 - 45	$8,109,864	$-	$-	$-	$8,109,864
	45.01 - 50	$6,529,929	$-	$-	$-	$6,529,929
	50.01 - 55	$9,613,235	$-	$-	$-	$9,613,235
	55.01 - 60	$11,362,420	$114,613	$-	$-	$11,477,033
	60.01 - 65	$16,720,297	$-	$-	$-	$16,720,297
	65.01 - 70	$40,480,577	$-	$-	$-	$40,480,577
	70.01 - 75	$35,184,526	$-	$-	$-	$35,184,526
	75.01 - 80	$15,129,315	$-	$-	$-	$15,129,315
	80.01 and Above	$-	$-	$-	$-	$-

		164,166,265	114,613	-	-	164,280,877

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and Below	$112,606,222	$96,852	$-	$26,836	$112,729,910
	20.01 - 25	$80,141,602	$-	$-	$-	$80,141,602
	25.01 - 30	$110,496,274	$-	$-	$-	$110,496,274
	30.01 - 35	$131,899,370	$-	$-	$-	$131,899,370
	35.01 - 40	$135,308,052	$-	$-	$-	$135,308,052
	40.01 - 45	$144,010,621	$-	$-	$-	$144,010,621
	45.01 - 50	$173,942,753	$234,812	$-	$-	$174,177,565
	50.01 - 55	$203,529,809	$-	$-	$-	$203,529,809
	55.01 - 60	$296,109,323	$343,571	$90,162	$-	$296,543,056
	60.01 - 65	$434,184,809	$1,153,430	$366,846	$210,700	$435,915,784
	65.01 - 70	$625,196,503	$794,372	$74,713	$-	$626,065,587
	70.01 - 75	$97,049,271	$-	$-	$-	$97,049,271
	75.01 - 80	$7,576,757	$-	$-	$336,393	$7,913,150
	80.01 and Above	$-	$-	$-	$-	$-

		2,552,051,364	2,623,037	531,720	573,929	2,555,780,050

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward Island	20.00 and Below	$586,314	$-	$-	$-	$586,314
	20.01 - 25	$743,584	$-	$-	$-	$743,584
	25.01 - 30	$129,118	$-	$-	$-	$129,118
	30.01 - 35	$1,008,615	$-	$-	$-	$1,008,615
	35.01 - 40	$884,561	$-	$-	$-	$884,561
	40.01 - 45	$1,329,037	$-	$-	$-	$1,329,037
	45.01 - 50	$690,702	$-	$-	$-	$690,702
	50.01 - 55	$1,323,722	$-	$-	$-	$1,323,722
	55.01 - 60	$3,665,557	$-	$-	$-	$3,665,557
	60.01 - 65	$3,441,649	$-	$-	$-	$3,441,649
	65.01 - 70	$10,517,325	$-	$-	$-	$10,517,325
	70.01 - 75	$1,275,911	$-	$-	$-	$1,275,911
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		25,596,095	-	-	-	25,596,095

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and Below	$30,658,966	$-	$-	$-	$30,658,966
	20.01 - 25	$22,082,978	$160,956	$-	$101,332	$22,345,266
	25.01 - 30	$28,616,486	$-	$-	$-	$28,616,486
	30.01 - 35	$36,963,120	$203,393	$-	$-	$37,166,513
	35.01 - 40	$38,912,757	$178,318	$294,504	$-	$39,385,579
	40.01 - 45	$50,108,142	$86,919	$-	$89,226	$50,284,288
	45.01 - 50	$52,639,844	$154,470	$-	$133,722	$52,928,036
	50.01 - 55	$58,694,386	$153,948	$-	$251,017	$59,099,351
	55.01 - 60	$89,286,476	$-	$170,778	$842,680	$90,299,934
	60.01 - 65	$111,094,076	$159,321	$792,417	$148,753	$112,194,566
	65.01 - 70	$198,362,404	$-	$584,680	$214,352	$199,161,436
	70.01 - 75	$278,533,661	$396,947	$487,679	$456,186	$279,874,472
	75.01 - 80	$91,797,446	$1,538,129	$717,244	$1,162,679	$95,215,498
	80.01 and Above	$-	$-	$-	$-	$-

		1,087,750,742	3,032,400	3,047,302	3,399,946	1,097,230,390

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and Below	$2,229,862	$-	$-	$-	$2,229,862
	20.01 - 25	$2,144,744	$-	$-	$-	$2,144,744
	25.01 - 30	$2,497,301	$-	$-	$-	$2,497,301
	30.01 - 35	$4,009,153	$-	$-	$-	$4,009,153
	35.01 - 40	$3,548,040	$-	$-	$-	$3,548,040
	40.01 - 45	$6,074,145	$72,245	$-	$-	$6,146,390
	45.01 - 50	$5,914,289	$-	$-	$-	$5,914,289
	50.01 - 55	$9,122,250	$-	$-	$-	$9,122,250
	55.01 - 60	$11,170,560	$-	$-	$-	$11,170,560
	60.01 - 65	$14,726,980	$-	$-	$-	$14,726,980
	65.01 - 70	$34,304,723	$-	$-	$226,632	$34,531,354
	70.01 - 75	$6,296,741	$-	$-	$-	$6,296,741
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		102,038,790	72,245	-	226,632	102,337,667

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$5,365,737	$4,044,231	$10,984,088	$28,293,990	$92,546,473	$84,734,946	$225,969,465
20.01 - 25	$2,470,313	$3,467,426	$11,049,867	$25,508,175	$70,306,418	$50,114,908	$162,917,106
25.01 - 30	$4,661,209	$5,492,485	$19,921,445	$37,170,584	$85,544,793	$61,982,952	$214,773,468
30.01 - 35	$5,759,958	$9,140,884	$23,588,359	$45,883,715	$100,715,095	$73,564,558	$258,652,569
35.01 - 40	$8,083,748	$8,911,417	$32,407,497	$51,406,027	$106,121,509	$62,053,623	$268,983,821
40.01 - 45	$8,701,597	$12,145,462	$27,423,308	$57,590,216	$125,925,668	$73,810,903	$305,597,154
45.01 - 50	$6,919,790	$18,050,288	$35,619,762	$84,360,781	$151,506,286	$68,703,313	$365,160,221
50.01 - 55	$15,753,017	$21,436,602	$48,599,475	$110,040,991	$178,461,239	$76,413,070	$450,704,393
55.01 - 60	$20,018,893	$30,151,988	$72,980,021	$155,078,184	$236,722,633	$93,965,271	$608,916,989
60.01 - 65	$18,284,258	$33,770,526	$111,929,289	$226,413,775	$373,731,281	$126,967,296	$891,096,425
65.01 - 70	$15,577,685	$52,249,114	$188,046,134	$390,416,915	$556,030,871	$166,727,772	$1,369,048,493
70.01 - 75	$5,053,348	$20,067,315	$77,154,261	$157,303,037	$210,147,349	$63,744,020	$533,469,330
75.01 - 80	$662,168	$8,361,195	$22,669,474	$44,795,703	$39,728,185	$10,794,185	$127,010,911
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$117,311,721	$227,288,934	$682,372,981	$1,414,262,094	$2,327,487,799	$1,013,576,816	$5,782,300,345

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jan-15
Date of Report:	13-Feb-15

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.